Revenue (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
4. Revenue
The Company’s product revenue and service revenue is presented in the Condensed Consolidated Statement of Comprehensive Loss. Revenue by geographic region is based on the customer’s location and presented under Note 14.
Unbilled revenue and contract liabilities
The timing of revenue recognition, billing, and cash collection results in the recognition of accounts receivable, unbilled receivables, and deferred revenue in the Condensed Consolidated Balance Sheets. Unbilled receivables represent an unconditional right to consideration before customers are invoiced. Unbilled receivables are recorded within accounts receivable on the Condensed Consolidated Balance Sheets at the end of the reporting period and consist of $1.2 million and $15.7 million as of December 31, 2020 and September 30, 2021, respectively.
The Company’s contracts have a varied range of terms based on the type of products and services sold. Deferred revenue amounts to $23.0 million and $9.6 million as of December 31, 2020 and September 30, 2021, respectively, consisting of customer deposits related to products and services which were billed in advance. The Company expects to recognize 100% of the revenue related to deferred revenue within the next 12 months. During the nine months ended September 30, 2020 and 2021, the Company recognized $19.9 million and $23.0 million, respectively from deferred revenue recorded at December 31, 2019 and 2020.

3. Revenue
The Company’s product revenue and service revenue is presented in the consolidated statements of operations. Revenue by geographic region is based on the customer’s location and presented under Note 16.
Transaction Price Allocated to the Remaining Performance Obligations
The Company’s contracts have a varied range of terms based on the type of products and services sold. As of December 31, 2019 and 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was $19.9 million and $23.0 million, respectively. The Company expects to recognize 100% of the revenue related to remaining performance obligations in the 12 months following year end.